Short-Term Investments	12 Months Ended
Dec. 31, 2019
Schedule Of Investments [Abstract]
SHORT-TERM INVESTMENTS
7.	SHORT-TERM INVESTMENTS

Short-term investments represent structured deposits with maturities of less than one year. Short-term investments balance as of December 31, 2018 and 2019 is primarily denominated in the following currencies:

	As of December 31, 2018		As of December 31, 2019
		RMB		RMB
	Amount	equivalent	Amount	equivalent
US$	10,049	68,971	25,087	175,012
RMB	100,022	100,022	141,189	141,189
Total		168,993		316,201